UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams, Harkness & Hill, Inc.
Address: Sixty State Street, Suite 1200
         Boston, MA  02109

13F File Number:  28-05469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Eric Anderson
Title:     Director of Compliance
Phone:     (617) 371-3900

Signature, Place, and Date of Signing:

     /s/  J. Eric Anderson     Boston, MA     February 12, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $174,685 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARIAD PHARMACEUTICALS INC      COM              04033A100     4425   594000 SH       SOLE                   594000        0        0
ATHEROGENICS INC               COM              047439104     8054   541990 SH       SOLE                   541990        0        0
AVID TECHNOLOGY INC            COM              05367P100     2525    52610 SH       SOLE                    52610        0        0
CHIQUITA BRANDS INTL INC       COM              170032809    15370   682200 SH       SOLE                   682200        0        0
CONCEPTUS INC                  COM              206016107     6157   579800 SH       SOLE                   579800        0        0
CORNING INC                    COM              219350105     1705   163500 SH       SOLE                   163500        0        0
DIGITALTHINK INC               COM              25388m100      422   150000 SH       SOLE                   150000        0        0
DOT HILL SYS CORP              COM              25848T109     7976   526500 SH       SOLE                   526500        0        0
F5 NETWORKS INC                COM              315616102     2799   111500 SH       SOLE                   111500        0        0
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     8158   304500 SH       SOLE                   304500        0        0
FOOTSTAR INC                   COM              344912100      578   150000 SH       SOLE                   150000        0        0
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108     9132   395685 SH       SOLE                   395685        0        0
FUEL-TECH N V                  COM              359523107     4121  1160900 SH       SOLE                  1160900        0        0
HARRIS INTERACTIVE INC         COM              414549105     8542  1029185 SH       SOLE                  1029185        0        0
IMPCO TECHNOLOGIES INC         COM              45255w106     4631   531031 SH       SOLE                   531031        0        0
IONICS INC                     COM              462218108     8217   258000 SH       SOLE                   258000        0        0
KOSAN BIOSCIENCES INC          COM              50064W107     2327   236000 SH       SOLE                   236000        0        0
NEXPRISE INC                   Common Stock     65333q202      212   157034 SH       SOLE                   157034        0        0
NORTH AMERN SCIENTIFIC INC     COM              65715d100      315    30000 SH       SOLE                    30000        0        0
PHYSIOMETRIX INC               COM              718928104     1820  1009000 SH       SOLE                  1009000        0        0
POLYMEDICA CORP                COM              731738100    15796   600600 SH       SOLE                   600600        0        0
POWERWAVE TECHNOLOGIES INC     COM              739363109     3870   500000 SH       SOLE                   500000        0        0
PRESSTEK INC                   COM              741113104     1478   205000 SH       SOLE                   205000        0        0
QUANTUM FUEL SYS TECH WORLDW   COM              74765e109     8265  1028000 SH       SOLE                  1028000        0        0
SONIC SOLUTIONS                COM              835460106     8061   526875 SH       SOLE                   526875        0        0
STAAR SURGICAL CO              COM PAR $0.01    852312305    11793  1047300 SH       SOLE                  1047300        0        0
SURMODICS INC                  COM              868873100    11842   498800 SH       SOLE                   498800        0        0
THERMOGENESIS CORP             COM NEW          883623209     4930   951700 SH       SOLE                   951700        0        0
VESTAS WIND SYSTEMS A/S        Common Stock     k9773j128     4266   262300 SH       SOLE                   262300        0        0
WHOLE FOODS MKT INC            COM              966837106     6898   102750 SH       SOLE                   102750        0        0